LONG-TERM INVESTMENTS, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Feb. 20, 2024
Impairment loss on investment	$ 0	$ 0
Investment A [Member] | Subscription And Investment Agreement [Member]
Attributable equity interest			4.00%
Cash consideration			$ 100,000